Manufacturing expenses - Additional information (Details) - Manufacturing expenses. - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of manufacturing costs [Line items]
Capitalized costs	€ 282,000	€ 3,342,000	€ 1,323,000
Increase in amount of manufacturing expense	€ 1,200,000
Percentage of increase in manufacturing expense	32.60%
Manufacturing expenses before capitalization costs	€ 5,000,000.0	€ 3,800,000	€ 1,800,000
Increase manufacturing expenses before capitalization in percent		109.80%